Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details) - Previously Reported [Member]	12 Months Ended
Dec. 31, 2024 $ / shares shares
Stock-Based Compensation - Nonvested Restricted Stock Shares Activity (Details) [Line Items]
Non-vested Restricted Stock Awards | shares	189,893
Non-vested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 2.28
Non-vested Restricted Stock Awards | shares	71,873
Non-vested Restricted Stock Awards, Weighted Average Grant Date Fair Value | $ / shares	$ 1.81
Granted | shares	96,893
Granted, Weighted Average Grant Date Fair Value | $ / shares	$ 2.26
Vested | shares	(214,913)
Vested, Weighted Average Grant Date Fair Value | $ / shares	$ 2.41
Forfeited | shares	0
Forfeited, Weighted Average Grant Date Fair Value | $ / shares	$ 0